Issued Debt Instruments and Other Financial Liabilities (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issued Debt Instruments and Other Financial Liabilities (Details) [Line Items]
Percentage of yearly interest yield	5.20%	5.39%
Bottom of range [member]
Issued Debt Instruments and Other Financial Liabilities (Details) [Line Items]
Range of maturities period	5 years
Top of range [member]
Issued Debt Instruments and Other Financial Liabilities (Details) [Line Items]
Range of maturities period	20 years